Note 3 - Collaborations, contracts and licensing agreements (Detail)	0 Months Ended		1 Months Ended				2 Months Ended		12 Months Ended												12 Months Ended		12 Months Ended				1 Months Ended
	Dec. 10, 2012 USD ($)	Dec. 10, 2012 CAD	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Sep. 20, 2010 USD ($)	Sep. 20, 2010 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Jul. 14, 2010 USD ($)	May 11, 2009 USD ($)	Jun. 20, 2006 USD ($)	Dec. 31, 2012 Talon Therapeutics [Member] USD ($)	Dec. 31, 2012 Merck [Member] Maximum [Member] Acquired Intellectual Property [Member] USD ($)	Dec. 31, 2012 Merck [Member] Maximum [Member] Acquired Intellectual Propert First One [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Jul. 14, 2010 Contract Extension [Member] USD ($)	Dec. 31, 2012 Cross License Agreement [Member] USD ($)	Dec. 31, 2012 Alnylam License Agreement [Member] CAD	Dec. 31, 2012 Milestone Payment [Member] CAD	Dec. 31, 2011 Provision Of Staff [Member] CAD	Nov. 26, 2012 Termination Of Manufacturing Agreement [Member] USD ($)	Nov. 26, 2012 Termination Of Prior License Agreements [Member] USD ($)
Potential Contract Funding Amount (in Dollars)															$ 34,700,000	$ 8,800,000		$ 18,000,000	$ 17,000,000	$ 15,000,000		$ 140,000,000				11,200,000
Licenses Revenue (in Dollars)			1,000,000	1,018,100						2,010,100		524,100		514,129
Licenses Revenue			1,000,000	1,018,100						2,010,100		524,100		514,129
License Costs (in Dollars)							300,000	298,080	8,500,000	1,492,350	100,000	97,940									1,300,000		1,500,000
License Costs							300,000	298,080	8,500,000	1,492,350	100,000	97,940									1,300,000		1,500,000
License amendment payment (in Dollars)					5,750,000	5,916,750			65,000,000					5,916,750										65,039,000			30,000,000	35,000,000
License amendment payment					5,750,000	5,916,750			65,000,000					5,916,750										65,039,000			30,000,000	35,000,000
Legal Fees (in Dollars)	18,737,966	18,618,043								18,618,043
Legal Fees	18,737,966	18,618,043								18,618,043
Deferred Revenue (in Dollars)	3,000,000	3,233,400
Deferred Revenue	3,000,000	3,233,400
Commitments and Contingencies																	22,835,476
Gains (Losses) on Extinguishment of Debt (in Dollars)													5,750,000	(5,916,750)
Gains (Losses) on Extinguishment of Debt													5,750,000	(5,916,750)
Contracts Revenue (in Dollars)									1,000,000	12,097,378		16,122,843		14,923,860											992,000
Contracts Revenue									$ 1,000,000	12,097,378		16,122,843		14,923,860											992,000